Document and Entity Information	3 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address Address Line One	937 Tahoe Boulevard
Entity Address Address Line Two	Suite 210
Entity Address City Or Town	Incline Village
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89451
Entity Primary SIC Number	2080
City Area Code	877
Local Phone Number	289-9463
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to Form S-1 is being filed by Vintage Wine Estates, Inc. (the "Registrant") to update and supplement information contained in the registration statement (Registration No. 333-260530) (as amended and supplemented from time to time, the "Registration Statement"). No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were previously paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address Address Line One	937 Tahoe Boulevard
Entity Address Address Line Two	Suite 210
Entity Address City Or Town	Incline Village
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89451
City Area Code	970
Local Phone Number	281-1017
Contact Personnel Name	Kristina Johnston